Tax (Tables)	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Disclosure of deferred taxes

	As at 30.06.22	As at 31.12.21
Deferred tax assets and liabilities	£m	£m
USA	1,530	2,006
UK	1,084	576
Other territories	438	399
Deferred tax assets	3,052	2,981
Deferred tax liabilities	—	(6)

Analysis of deferred tax assets
Temporary differences	1,911	1,785
Tax losses	1,141	1,196
Deferred tax assets	3,052	2,981